FINANCIAL INSTRUMENTS (Details 21) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) bbl	Dec. 31, 2023 USD ($) bbl
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	2,585	2,326
Trade receivables | $	$ 909,485	$ 697,747
Percentage of trade receivables	100.00%	100.00%
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	759	750
Trade receivables | $	$ 34,456	$ 41,369
Percentage of trade receivables	3.78%	5.93%
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	198	34
Trade receivables | $	$ 1,922	$ 1,503
Percentage of trade receivables	0.21%	0.22%
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	25	30
Trade receivables | $	$ 716	$ 9,275
Percentage of trade receivables	0.08%	1.33%
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	54	79
Trade receivables | $	$ 50	$ 70
Percentage of trade receivables	0.01%	0.01%
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	17	8
Trade receivables | $	$ 31	$ 104
Percentage of trade receivables	0.00%	0.01%
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	5	3
Trade receivables | $	$ 8	$ 55
Percentage of trade receivables	0.00%	0.01%
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	10	3
Trade receivables | $	$ 53	$ 15
Percentage of trade receivables	0.01%	0.00%
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	8	2
Trade receivables | $	$ 151	$ 11
Percentage of trade receivables	0.02%	0.00%
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	37	42
Trade receivables | $	$ 5,280	$ 4,646
Percentage of trade receivables	0.58%	0.67%
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	1,472	1,375
Trade receivables | $	$ 866,818	$ 640,699
Percentage of trade receivables	95.31%	91.82%